SEGMENT INFORMATION (Details 1) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Segment Information
Net loss (including non-controlling interests)	$ (178)	¥ (1,274)	¥ (122)